Derivative financial instruments - Hedging instruments which are carried on the Group balance sheet (Fair value hedges) (Details) £ / shares in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2020 GBP (£) £ / shares
Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	25,598
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	102,815	114,556
Change in fair value used as a basis to determine ineffectiveness	£ 1,412	£ (1,703)
Fair value hedges | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	17,201	31,559
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	92,447	103,623
Change in fair value used as a basis to determine ineffectiveness	£ 1,554	£ (925)
Fair value hedges | Interest rate risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	15,577	30,072
Fair value hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	10,368	10,933
Change in fair value used as a basis to determine ineffectiveness	£ (142)	£ (778)
Fair value hedges | Inflation risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	1,624	1,487
Derivatives | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	£ 59	£ 155
Hedging instrument, liabilities	(1,129)	(980)
Derivatives | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	54	120
Hedging instrument, liabilities	(11)	(166)
Derivatives | Fair value hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	5	35
Hedging instrument, liabilities	(1,118)	(815)
Loan liabilities | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Fair value hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ 0	£ 0